Schedule of the Deferred Tax Assets (Details) - USD ($)	Aug. 31, 2021	Aug. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 4,168,876	$ 2,913,805
Total deferred income tax asset	4,168,876	2,913,805
Less: valuation allowance	(4,168,876)	(2,913,805)
Total deferred income tax asset
Amortization of intangible assets	(1,500,372)
Total deferred tax liability	(1,500,372)
Net deferred tax liability	$ (1,500,372)